IMPAIRMENT OF ASSETS - Impairment losses 2023 and 2022 - Narrative (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2018
Impairment losses
Impairment loss / (reversal)		$ (6)	$ (107)	$ 27	[1]
Accruals for expected credit losses		48	0	0
Non-current assets		5,060	5,310
Bangladesh
Impairment losses
Impairment loss / (reversal)			(100)
Accruals for expected credit losses						$ 451
Recoverable amount						474
Amount by which unit's recoverable amount exceeds its carrying amount						119
Non-current assets						$ 355
Impairment reversal	$ 100
Impairment reversal	68
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	32
Bangladesh | Fully Depreciated Assets
Impairment losses
Impairment reversal	19
Kyrgyzstan
Impairment losses
Impairment loss / (reversal)			$ (49)	19
Accruals for expected credit losses				$ 64
Recoverable amount	25
Amount by which unit's recoverable amount exceeds its carrying amount	51
Impairment reversal	49
Impairment reversal	9
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	29
Reversal of impairment loss recognised In profit or loss, other assets	11
Reversal of impairment loss recognised In profit or loss, other assets, depreciated assets	$ 2
CGUs Other Than Ukraine
Impairment losses
Impairment loss / (reversal)		$ 0

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10